LEASING EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lessor, Operating Leases	Leasing equipment, net is summarized as follows:
	December 31,
	2021	2020
Leasing equipment	$44,179	$44,179
Less: Accumulated depreciation	(8,167)	(7,063)
Leasing equipment, net	$36,012	$37,116

Operating Lease, Lease Income	Depreciation expense for leasing equipment is summarized as follows:
	Year Ended December 31,
	2021	2020	2019
Depreciation expense for leasing equipment	$1,103	$1,106	$1,108